6. INVENTORY (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Inventory Disclosure [Abstract]
Inventory
	June 30, 2015	December 31, 2014
	(Unaudited)	(Audited)

Raw materials	$-	$-
Finished goods	585,570	923,565
Inventory in transit	-	-
Inventory reserve	(20,000)	(40,215)
Total	$565,570	$883,350

	December 31, 2014	December 31, 2013
	(Audited)	(Audited)

Raw materials	$-	$94,681
Finished goods	923,565	1,028,037
Inventory in transit	-	221,728
Inventory reserve	(40,215)	(90,725)
Total	$883,350	$1,253,721